JPMorgan US Large Cap Core Plus Fund Average Annual Total Returns - A C I Shares [Member]	12 Months Ended	60 Months Ended	120 Months Ended
	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024
S&P 500 INDEX(Reflects No Deduction for Fees, Expenses, or Taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent	25.02%	14.53%	13.10%
Class A
Prospectus [Line Items]
Average Annual Return, Percent	21.91%	15.79%	12.65%
Class C
Prospectus [Line Items]
Average Annual Return, Percent	27.03%	16.45%	12.81%
Class I
Prospectus [Line Items]
Average Annual Return, Percent	28.93%	17.33%	13.54%
Class I | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	27.12%	12.49%	9.55%
Class I | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	18.51%	12.76%	9.88%